Schedule of Investments(a)
May 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–89.09%
Aerospace & Defense–1.06%
Bombardier, Inc. (Canada), 6.00%, 10/15/2022(b)	$3,418,000	$3,426,545
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	4,677,000	4,947,378
TransDigm, Inc., 6.25%, 03/15/2026(b)	1,463,000	1,543,984
		9,917,907
Airlines–2.53%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	7,096,000	7,477,623
5.75%, 04/20/2029(b)	1,782,000	1,913,877
Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	4,353,000	5,064,819
7.38%, 01/15/2026	3,594,000	4,234,669
United Airlines, Inc., 4.38%, 04/15/2026(b)	4,833,000	5,014,310
		23,705,298
Alternative Carriers–0.84%
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	6,965,000	6,724,359
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	1,000,000	1,137,220
		7,861,579
Apparel Retail–0.53%
L Brands, Inc., 6.75%, 07/01/2036	4,196,000	5,000,835
Auto Parts & Equipment–1.47%
Clarios Global L.P., 6.75%, 05/15/2025(b)	1,147,000	1,231,781
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	3,096,000	3,370,770
Dana, Inc.,
5.38%, 11/15/2027	4,172,000	4,443,180
5.63%, 06/15/2028	479,000	517,402
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	4,085,000	4,217,803
		13,780,936
Automobile Manufacturers–2.96%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	4,713,000	4,530,371
Ford Motor Co.,
8.50%, 04/21/2023	4,026,000	4,499,357
9.00%, 04/22/2025	1,433,000	1,752,631
9.63%, 04/22/2030	772,000	1,076,021
4.75%, 01/15/2043	2,204,000	2,226,437
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	1,418,000	1,553,596
3.38%, 11/13/2025	1,644,000	1,685,190
4.39%, 01/08/2026	2,323,000	2,477,387
5.11%, 05/03/2029	2,957,000	3,245,958
	Principal Amount	Value
Automobile Manufacturers–(continued)
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	$4,385,000	$4,637,554
		27,684,502
Automotive Retail–2.00%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	5,029,000	5,067,421
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	4,748,000	4,882,155
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	4,539,000	4,668,861
Penske Automotive Group, Inc., 5.50%, 05/15/2026	3,959,000	4,086,876
		18,705,313
Broadcasting–0.56%
Gray Television, Inc., 7.00%, 05/15/2027(b)	4,851,000	5,256,034
Cable & Satellite–3.23%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	4,820,000	4,989,905
5.00%, 02/01/2028(b)	8,016,000	8,396,920
4.50%, 08/15/2030(b)	567,000	578,507
CSC Holdings LLC,
6.50%, 02/01/2029(b)	1,924,000	2,107,328
5.75%, 01/15/2030(b)	826,000	863,240
4.63%, 12/01/2030(b)	1,567,000	1,520,398
DISH DBS Corp., 7.75%, 07/01/2026	2,600,000	2,956,720
DISH Network Corp., Conv., 3.38%, 08/15/2026	3,693,000	3,820,409
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	4,749,000	4,974,459
		30,207,886
Casinos & Gaming–3.97%
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.13% PIK Rate, 4.50% Cash Rate, 11/01/2023(b)(c)	2,114,000	1,469,230
MGM Resorts International,
7.75%, 03/15/2022	512,021	460,081
6.00%, 03/15/2023	3,905,000	4,173,469
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	5,583,000	5,599,191
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	6,832,000	6,994,328
Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	3,347,000	3,653,752
8.25%, 03/15/2026(b)	2,314,000	2,492,178
7.00%, 05/15/2028(b)	2,806,000	3,040,245
Station Casinos LLC, 4.50%, 02/15/2028(b)	4,644,000	4,701,446
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	4,404,000	4,568,027
		37,151,947

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Coal & Consumable Fuels–1.17%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	$10,532,000	$10,913,785
Construction & Engineering–1.01%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	4,623,000	4,715,460
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(b)	2,350,000	2,424,906
9.75%, 07/15/2028(b)	2,047,000	2,282,405
		9,422,771
Consumer Finance–2.68%
Navient Corp.,
7.25%, 09/25/2023	5,428,000	5,964,422
5.00%, 03/15/2027	1,773,000	1,806,244
5.63%, 08/01/2033	3,922,000	3,770,395
OneMain Finance Corp.,
5.38%, 11/15/2029	9,314,000	9,929,375
4.00%, 09/15/2030	3,708,000	3,593,515
		25,063,951
Copper–0.99%
First Quantum Minerals Ltd. (Zambia),
7.50%, 04/01/2025(b)	6,490,000	6,746,744
6.88%, 03/01/2026(b)	2,371,000	2,489,550
		9,236,294
Data Processing & Outsourced Services–0.48%
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	4,380,000	4,500,450
Department Stores–1.45%
Macy’s, Inc., 8.38%, 06/15/2025(b)	12,306,000	13,614,128
Distributors–0.73%
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(b)(c)	6,738,000	6,883,676
Diversified Banks–1.09%
Credit Agricole S.A. (France), 8.13%(b)(d)(e)	3,981,000	4,838,125
Natwest Group PLC (United Kingdom), 6.00%(d)(e)	4,830,000	5,371,105
		10,209,230
Diversified Capital Markets–0.49%
Credit Suisse Group AG (Switzerland), 7.50%(b)(d)(e)	4,285,000	4,634,227
Diversified Chemicals–0.57%
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	5,153,000	5,296,717
Diversified REITs–0.80%
Colony Capital, Inc., Conv., 5.00%, 04/15/2023	2,624,000	2,706,544
iStar, Inc., 4.75%, 10/01/2024	4,562,000	4,774,133
		7,480,677
	Principal Amount	Value
Electric Utilities–1.74%
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	$6,606,000	$6,863,667
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	1,600,000	1,662,000
5.00%, 07/31/2027(b)	2,911,000	2,976,498
4.38%, 05/01/2029(b)	4,718,000	4,751,427
		16,253,592
Electrical Components & Equipment–0.87%
EnerSys,
5.00%, 04/30/2023(b)	3,225,000	3,379,929
4.38%, 12/15/2027(b)	180,000	186,692
Sensata Technologies B.V.,
4.88%, 10/15/2023(b)	3,665,000	3,924,610
4.00%, 04/15/2029(b)	643,000	644,961
		8,136,192
Environmental & Facilities Services–1.05%
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	9,678,000	9,876,254
Fertilizers & Agricultural Chemicals–0.50%
OCI N.V. (Netherlands), 4.63%, 10/15/2025(b)	4,497,000	4,688,055
Food Distributors–0.51%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(b)	4,640,000	4,752,497
Food Retail–1.71%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	2,244,000	2,473,309
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	6,545,000	6,860,796
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	6,615,000	6,710,818
		16,044,923
Health Care Facilities–1.24%
Encompass Health Corp., 4.75%, 02/01/2030	6,248,000	6,560,806
HCA, Inc.,
5.38%, 02/01/2025	2,458,000	2,752,960
5.88%, 02/15/2026	699,000	799,481
5.38%, 09/01/2026	1,344,000	1,522,080
		11,635,327
Health Care REITs–0.47%
Diversified Healthcare Trust, 4.38%, 03/01/2031	4,687,000	4,415,670
Health Care Services–4.72%
Akumin, Inc., 7.00%, 11/01/2025(b)	10,567,000	10,949,314
Community Health Systems, Inc.,
6.63%, 02/15/2025(b)	2,318,000	2,442,592
8.00%, 03/15/2026(b)	4,268,000	4,573,674
8.00%, 12/15/2027(b)	1,879,000	2,062,203
DaVita, Inc.,
4.63%, 06/01/2030(b)	2,104,000	2,148,594
3.75%, 02/15/2031(b)	9,550,000	9,168,716
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Health Care Services–(continued)
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	$2,260,000	$2,325,043
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	5,422,000	5,651,893
MEDNAX, Inc., 6.25%, 01/15/2027(b)	4,420,000	4,688,754
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	179,000	185,261
		44,196,044
Homebuilding–1.70%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	7,864,000	8,901,734
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	6,510,000	7,019,993
		15,921,727
Hotels, Resorts & Cruise Lines–0.51%
Carnival Corp., 10.50%, 02/01/2026(b)	4,011,000	4,738,956
Household Products–1.05%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	4,599,000	4,547,261
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	5,513,000	5,300,061
		9,847,322
Independent Power Producers & Energy Traders–1.70%
Calpine Corp., 3.75%, 03/01/2031(b)	7,130,000	6,719,811
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	5,172,000	5,357,804
3.75%, 02/15/2031(b)	3,963,000	3,839,216
		15,916,831
Industrial Machinery–1.36%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	3,208,000	3,225,484
EnPro Industries, Inc., 5.75%, 10/15/2026	4,670,000	4,939,272
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	4,467,000	4,561,924
		12,726,680
Integrated Oil & Gas–1.45%
Occidental Petroleum Corp.,
2.90%, 08/15/2024	2,233,000	2,230,209
8.50%, 07/15/2027	1,314,000	1,599,197
6.13%, 01/01/2031	3,959,000	4,396,390
6.20%, 03/15/2040	2,474,000	2,613,534
4.10%, 02/15/2047	3,430,000	2,757,548
		13,596,878
Integrated Telecommunication Services–1.35%
Altice France S.A. (France),
7.38%, 05/01/2026(b)	3,654,000	3,804,435
8.13%, 02/01/2027(b)	2,500,000	2,728,125
5.13%, 07/15/2029(b)	2,760,000	2,740,004
Embarq Corp., 8.00%, 06/01/2036	2,986,000	3,378,405
		12,650,969
	Principal Amount	Value
Interactive Media & Services–1.48%
Entercom Media Corp., 6.75%, 03/31/2029(b)	$6,815,000	$6,947,177
Scripps Escrow II, Inc.,
3.88%, 01/15/2029(b)	4,667,000	4,551,165
5.38%, 01/15/2031(b)	2,350,000	2,359,177
		13,857,519
Internet & Direct Marketing Retail–0.51%
QVC, Inc., 5.45%, 08/15/2034	4,667,000	4,753,503
Investment Banking & Brokerage–0.73%
NFP Corp.,
4.88%, 08/15/2028(b)	1,825,820	1,795,709
6.88%, 08/15/2028(b)	4,874,000	5,044,141
		6,839,850
IT Consulting & Other Services–0.53%
Gartner, Inc., 4.50%, 07/01/2028(b)	4,677,000	4,931,522
Managed Health Care–1.72%
Centene Corp.,
5.38%, 08/15/2026(b)	1,185,000	1,241,323
4.63%, 12/15/2029	1,697,000	1,834,228
3.00%, 10/15/2030	5,355,000	5,363,970
2.50%, 03/01/2031	8,014,000	7,689,072
		16,128,593
Metal & Glass Containers–0.98%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	4,600,000	4,600,368
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	4,377,000	4,603,860
		9,204,228
Movies & Entertainment–1.30%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)	4,670,000	4,845,219
Netflix, Inc.,
5.88%, 11/15/2028	2,737,000	3,315,451
5.38%, 11/15/2029(b)	3,407,000	4,032,968
		12,193,638
Oil & Gas Drilling–2.62%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	4,633,000	4,789,364
Nabors Industries, Inc., 5.75%, 02/01/2025	6,051,000	5,042,964
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	3,670,000	3,825,718
Precision Drilling Corp. (Canada),
7.75%, 12/15/2023	666,000	673,826
5.25%, 11/15/2024	2,437,000	2,383,666
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	4,100,000	4,103,136
6.88%, 04/15/2040(b)	3,158,000	3,403,392
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Oil & Gas Drilling–(continued)
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(c)	$148,000	$146,520
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(c)	144,000	142,560
		24,511,146
Oil & Gas Equipment & Services–1.69%
Bristow Group, Inc., 6.88%, 03/01/2028(b)	5,107,000	5,241,825
TechnipFMC PLC (United Kingdom), 6.50%, 02/01/2026(b)	5,073,000	5,462,469
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	4,858,000	5,110,761
		15,815,055
Oil & Gas Exploration & Production–6.96%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	12,481,000	13,385,872
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/01/2027(b)	1,591,000	2,191,603
8.25%, 12/31/2028(b)	604,000	657,605
CNX Resources Corp., 7.25%, 03/14/2027(b)	4,247,000	4,572,533
EQT Corp.,
3.13%, 05/15/2026(b)	1,903,000	1,942,915
3.63%, 05/15/2031(b)	2,858,000	2,947,127
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	4,436,000	4,386,095
8.00%, 01/15/2027	3,860,000	3,970,975
7.75%, 02/01/2028	1,313,000	1,322,440
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	2,862,000	3,008,678
5.75%, 02/01/2029(b)	1,556,000	1,599,412
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	7,264,000	7,619,028
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	2,785,000	3,099,792
Range Resources Corp., 8.25%, 01/15/2029(b)	4,252,000	4,746,997
SM Energy Co.,
5.00%, 01/15/2024	1,939,000	1,889,759
10.00%, 01/15/2025(b)	1,415,000	1,605,459
6.75%, 09/15/2026	1,585,000	1,583,811
6.63%, 01/15/2027	4,586,000	4,602,143
		65,132,244
Oil & Gas Refining & Marketing–0.84%
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	7,829,000	7,887,717
Oil & Gas Storage & Transportation–2.48%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 03/01/2027(b)	397,000	409,889
5.75%, 01/15/2028(b)	4,687,000	4,826,157
EQM Midstream Partners L.P., 5.50%, 07/15/2028	3,932,000	4,207,358
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	$623,000	$639,435
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/01/2023	1,420,000	1,384,500
7.50%, 04/15/2026	3,054,000	2,698,270
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(b)	8,517,000	9,038,666
		23,204,275
Other Diversified Financial Services–0.35%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(d)	3,073,000	3,276,586
Packaged Foods & Meats–2.22%
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	2,800,000	3,853,185
5.00%, 06/04/2042	2,720,000	3,165,868
4.88%, 10/01/2049	1,637,000	1,881,289
5.50%, 06/01/2050	5,695,000	7,089,987
Post Holdings, Inc.,
5.63%, 01/15/2028(b)	2,469,000	2,614,350
4.63%, 04/15/2030(b)	2,189,000	2,205,429
		20,810,108
Paper Products–0.25%
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	2,219,000	2,339,514
Pharmaceuticals–1.81%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	2,632,000	2,770,641
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	2,442,000	2,640,413
Bausch Health Cos., Inc.,
9.00%, 12/15/2025(b)	3,216,000	3,448,034
5.75%, 08/15/2027(b)	1,021,000	1,065,725
6.25%, 02/15/2029(b)	2,818,000	2,758,117
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/2027(b)	1,933,000	1,969,244
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	2,293,000	2,341,726
		16,993,900
Railroads–0.51%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	4,727,000	4,743,072
Renewable Electricity–0.15%
Atlantica Sustainable Infrastructure PLC (Spain), 4.13%, 06/15/2028(b)	1,400,000	1,408,750
Research & Consulting Services–0.29%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(b)	1,426,000	1,524,586
10.25%, 02/15/2027(b)	1,042,000	1,153,317
		2,677,903
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Restaurants–0.18%
IRB Holding Corp.,
7.00%, 06/15/2025(b)	$791,000	$855,585
6.75%, 02/15/2026(b)	811,000	839,389
		1,694,974
Retail REITs–0.52%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	4,593,000	4,854,227
Security & Alarm Services–0.46%
Brink’s Co. (The),
5.50%, 07/15/2025(b)	478,000	509,514
4.63%, 10/15/2027(b)	3,723,000	3,820,729
		4,330,243
Specialized Consumer Services–1.14%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	4,758,000	4,758,000
Terminix Co. LLC (The), 7.45%, 08/15/2027	5,036,000	5,890,785
		10,648,785
Specialized REITs–1.20%
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	6,431,000	6,646,342
SBA Communications Corp., 3.88%, 02/15/2027	4,533,000	4,640,863
		11,287,205
Specialty Chemicals–0.38%
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	3,448,000	3,548,320
Steel–1.23%
Cleveland-Cliffs, Inc.,
9.88%, 10/17/2025(b)	2,048,000	2,398,904
5.88%, 06/01/2027	3,104,000	3,255,320
6.25%, 10/01/2040	1,256,000	1,288,537
Commercial Metals Co., 3.88%, 02/15/2031	4,673,000	4,620,616
		11,563,377
Systems Software–2.22%
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	6,762,000	7,130,630
Camelot Finance S.A., 4.50%, 11/01/2026(b)	13,136,000	13,630,702
		20,761,332
Technology Hardware, Storage & Peripherals–0.36%
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(b)	3,270,000	3,339,488
Textiles–0.46%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	4,761,000	4,338,461
Thrifts & Mortgage Finance–0.49%
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	4,005,000	4,597,340
	Principal Amount	Value
Wireless Telecommunication Services–0.49%
Sprint Corp., 7.88%, 09/15/2023	$4,056,000	$4,600,964
Total U.S. Dollar Denominated Bonds & Notes (Cost $819,425,588)		834,199,899
Variable Rate Senior Loan Interests–7.03%(f)(g)
Food Distributors–0.57%
United Natural Foods, Inc., Term Loan B, 3.59% (1 mo. USD LIBOR + 3.50%), 10/22/2025	5,277,868	5,292,277
Health Care Equipment–0.48%
Radiology Partners, Inc., First Lien Term Loan B, 4.35% (1 mo. USD LIBOR + 4.25%), 07/09/2025	4,525,000	4,531,878
Health Care Services–0.97%
Global Medical Response, Inc., Term Loan, 5.75% (3 mo. USD LIBOR + 4.75%), 10/02/2025	4,512,690	4,539,202
Surgery Center Holdings, Inc., Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 09/03/2026	4,512,310	4,526,411
		9,065,613
Home Improvement Retail–0.05%
SRS Distribution, Inc., Incremental Term Loan, -%, 05/25/2025(h)	458,025	458,311
Hotels, Resorts & Cruise Lines–0.49%
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan, 2.09% (1 mo. USD LIBOR + 2.00%), 11/30/2023	4,627,917	4,624,700
Metal & Glass Containers–0.48%
Flex Acquisition Co., Inc., Incremental Term Loan B, 3.45% (3 mo. USD LIBOR + 3.25%), 06/29/2025	4,538,846	4,496,907
Oil & Gas Exploration & Production–0.20%
Ascent Resources Utica Holdings LLC, Term Loan, 10.00% (3 mo. USD LIBOR + 9.00%), 11/01/2025	1,686,000	1,871,460
Paper Packaging–0.49%
Graham Packaging Co., Inc., Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), 08/04/2027	4,575,000	4,581,245
Paper Products–0.49%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 02/23/2028(i)	4,633,332	4,592,791
Pharmaceuticals–1.25%
Endo LLC, Term Loan, 5.75% (1 mo. USD LIBOR + 5.00%), 03/10/2028	4,630,000	4,533,534
Valeant Pharmaceuticals International, Inc. (Canada), First Lien Incremental Term Loan, 2.84% (1 mo. USD LIBOR + 2.75%), 11/27/2025	7,149,321	7,121,546
		11,655,080
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount		Value
Restaurants–0.82%
IRB Holding Corp., First Lien Term Loan B, 4.25% (2 mo. USD LIBOR + 3.25%), 12/01/2027		$7,670,663	$7,680,941
Specialty Stores–0.74%
PetSmart, Inc., First Lien Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 01/28/2028		6,906,667	6,941,201
Total Variable Rate Senior Loan Interests (Cost $65,665,976)			65,792,404
Non-U.S. Dollar Denominated Bonds & Notes–1.30%(j)
Building Products–0.50%
Maxeda DIY Holding B.V. (Netherlands), 5.88%, 10/01/2026(b)	EUR	3,741,000	4,692,192
Casinos & Gaming–0.17%
Codere Finance 2 (Luxembourg) S.A. (Spain), 10.75%, 09/30/2023(b)	EUR	1,190,000	1,541,354
Food Retail–0.55%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	3,659,000	5,119,828
Paper Packaging–0.06%
M&G Finance Luxembourg S.A. (Brazil), 5.09% (3 mo. EURIBOR + 5.63%)(e)(k)(l)	EUR	4,100,000	599,969
	Principal Amount		Value
Textiles–0.02%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	200,000	$229,135
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $11,977,090)			12,182,478
	Shares
Common Stocks & Other Equity Interests–0.05%
Oil & Gas Drilling–0.05%
Valaris Ltd.(m) (Cost $398,545)		21,400	502,258
Money Market Funds–1.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(n)(o)		2,184,633	2,184,633
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(n)(o)		5,786,123	5,788,438
Invesco Treasury Portfolio, Institutional Class, 0.01%(n)(o)		2,496,723	2,496,723
Total Money Market Funds (Cost $10,471,907)			10,469,794
Options Purchased–0.13%
(Cost $1,225,137)(p)			1,224,130
TOTAL INVESTMENTS IN SECURITIES–98.72% (Cost $909,164,243)			924,370,963
OTHER ASSETS LESS LIABILITIES—1.28%			11,982,211
NET ASSETS–100.00%			$936,353,174
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $609,863,749, which represented 65.13% of the Fund’s Net Assets.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(g)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(h)	This variable rate interest will settle after May 31, 2021, at which time the interest rate will be determined.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at May 31, 2021 represented less than 1% of the Fund’s Net Assets.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(m)	Non-income producing security.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,858,550	$48,410,196	$(53,084,113)	$-	$-	$2,184,633	$501
Invesco Liquid Assets Portfolio, Institutional Class	9,742,049	34,578,711	(38,532,322)	510	(510)	5,788,438	328
Invesco Treasury Portfolio, Institutional Class	7,838,342	55,325,939	(60,667,558)	-	-	2,496,723	199
Total	$24,438,941	$138,314,846	$(152,283,993)	$510	$(510)	$10,469,794	$1,028

(o)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(p)	The table below details options purchased.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Ford Motor Co.	Call	01/21/2022	3,650	USD	14.00	USD	5,110,000	$ 828,550
Occidental Petroleum Corp.	Call	01/21/2022	1,041	USD	27.00	USD	2,810,700	395,580
Total Open Exchange-Traded Equity Options Purchased			4,691					$1,224,130

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(a)		Value	Unrealized Appreciation (Depreciation)
Equity Risk
Ford Motor Co.	Call	01/21/2022	3,650	USD	17.00	$ (251,722)	USD	6,205,000	$(414,275)	$ (162,553)
Occidental Petroleum Corp.	Call	01/21/2022	1,041	USD	35.00	(423,641)	USD	3,643,500	(180,614)	243,027
Total Open Exchange-Traded Equity Options Written						$(675,363)			$(594,889)	$ 80,474

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/17/2021	Canadian Imperial Bank of Commerce	GBP	3,900,000	USD	5,520,816	$(20,247)
08/17/2021	State Street Bank & Trust Co.	EUR	11,500,000	USD	14,000,834	(82,388)
Total Forward Foreign Currency Contracts						$(102,635)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$834,199,899	$—	$834,199,899
Variable Rate Senior Loan Interests	—	61,199,613	4,592,791	65,792,404
Non-U.S. Dollar Denominated Bonds & Notes	—	12,182,478	—	12,182,478
Common Stocks & Other Equity Interests	502,258	—	—	502,258
Money Market Funds	10,469,794	—	—	10,469,794
Options Purchased	1,224,130	—	—	1,224,130
Total Investments in Securities	12,196,182	907,581,990	4,592,791	924,370,963
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(102,635)	—	(102,635)
Options Written	(594,889)	—	—	(594,889)
Total Other Investments	(594,889)	(102,635)	—	(697,524)
Total Investments	$11,601,293	$907,479,355	$4,592,791	$923,673,439

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco High Yield Fund